Nature of Operations and Summary of Significant Accounting Policies: Revenue Recognition (Policies)	12 Months Ended	3 Months Ended
	Sep. 30, 2013	Dec. 31, 2013 Unaudited
Revenue Recognition

Revenue Recognition

The revenue is recognized when the following criteria have been met: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been rendered, and the customer takes ownership and assumes risk of loss; (3) the seller’s price to the buyer is fixed or determinable; and (4) collection is reasonably assured.  The Company has generated $70,000 in revenues for the year ended September 30, 2013.

Revenue Recognition

Revenue is recognized when the following criteria have been met: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been rendered, and the customer takes ownership and assumes risk of loss; (3) the seller’s price to the buyer is fixed or determinable; and (4) collection is reasonably assured. The Company has generated $232,435 and $0 in revenues for the three months ended December 31, 2013 and 2012, respectively.